Financial Risk Management - Summary of Aging of Groups Trade Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Aging Of Current Trade Receivables [Line Items]
Trade receivables	$ 102,597	$ 103,366
Gross carrying amount	102,955	104,144
Less: allowance for expected credit losses	$ (358)	$ (778)